(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report

March 31, 2001


CMA New York
Municipal Money Fund


www.mlim.ml.com



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA New York
Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


TO OUR SHAREHOLDERS:


For the year ended March 31, 2001, CMA New York Municipal Money Fund paid shareholders a net annualized yield of 3.49%.* As of March 31, 2001, the Fund's 7-day yield was 2.83%.

Economic Environment
During the six-month period ended March 31, 2001, the economy of New York State continued to show modest growth in retail sales and housing, although the manufacturing sector was declining. The strong economic growth that was the norm over the previous two years was being tempered considerably by a declining stock market and waning consumer confidence levels. The state's manufacturing sector was adjusting to the inventory overhang caused by a soft holiday shopping season and a pullback from the booming capital technology spending of the previous two years. The state's financial operations benefited substantially from the strong economy during the last two fiscal years as increased personal income tax collections and sales receipts assisted in shoring up the state's reserve funds and increasing positive market perception of fiscal operations. New York's debt levels are still relatively high at 6% of personal income. The state passed legislation for debt reduction totaling $500 million in 2000-2001 with a similar amount recommended in 2001-2002. As of February 2001, New York State's seasonally adjusted unemployment rate was 4.2%.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


New York City's economy continues to show modest growth, while the City's dependence on Wall Street remains vulnerable with finance, insurance and real estate comprising a disproportionate 30% share of tax earnings. The City's job growth broadened substantially with overall employment increasing 2.8% in 2000.

During the six-month period ended March 31, 2001, new issuance of short-term New York debt totaled $4.2 billion, a 15% increase from the previous six-month period. The net assets of CMA New York Municipal Money Fund ranged from $2.14 billion to $2.62 billion. Net assets as of March 31, 2001 were approximately $2.523 billion, an increase of nearly 15% from the end of the previous semi-annual period. To take advantage of a slowing US economy and the prospect of lower interest rates, we extended the Fund's average maturity from the 30-day range by purchasing fixed rate notes and writing our large commercial paper holdings into February and March.

We extended the Fund's average portfolio maturity to 60 days by December 2000. This position enhanced performance considerably during the six-month period as the Federal Reserve Board, concerned about slowing growth and a deteriorating stock market, lowered the Federal Funds rate 100 basis points (1.00%) twice in January 2001 and then cut an additional 50 basis points in March 2001. These actions caused tax-exempt rates to plummet. New York fixed rate note yields dropped from 4.00% in December 2000 to 2.90% in mid-January 2001. As a result of the drop in interest rates, we look to position the Fund's maturity toward the 25-day - 35-day range during the next few months. We will release some of our commercial paper programs as they mature and become more heavily weighted in variable rate demand note (VRDN) product to take advantage of the higher VRDN rates traditionally associated with tax season outflows. When New York note issues come to market in June and July, we expect to extend the Fund's average maturity.

At the end of the fiscal year, we continued to maintain tax-exempt commercial paper and fixed rate notes as the Fund's majority holdings. The Fund underperformed during April 2000 and May 2000 as VRDN rates rose during tax time and for most of May. During this time, we increased our purchase of fixed rate notes to lock in attractive yields and extended our commercial paper holdings to take advantage of our perception that US economic growth was slowing and interest rates would decline. This positioning enhanced performance as growth did slow and interest rates continued to decline. During the September 2000 - November 2000 period, we once again extended our commercial paper holdings into February 2001 and March 2001 to lock in attractive yields. This positioning once again enhanced performance as short-term tax-exempt rates plummeted in early 2001.

We continue to work to maintain the highest-quality portfolio possible. Diversity and credit quality remains paramount to the Fund, and we will closely monitor the everchanging marketplace.

In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



April 30, 2001


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001                                                       (IN THOUSANDS)
                     Face
State               Amount                                  Issue                                            Value
New York--          $   943   Albany, New York, Housing Authority, Private Act Revenue Bonds (Historic
99.2%                         Bleeker Terrace), FLOATS, 4.60% due 3/01/2015 (f)                             $     943
                      2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project),
                              VRDN, 3.60% due 12/29/2010 (f)                                                    2,500
                     10,000   Albion, New York, Central School District, GO, Refunding, BAN, 5.25% due
                              6/07/2001                                                                        10,010
                              Auburn, New York, City School District, GO, Refunding, BAN:
                     10,000     4% due 6/28/2001                                                               10,011
                      9,900     5% due 6/28/2001                                                                9,913
                      2,000   Avoca, New York, Central School District, GO, Refunding, BAN, 4.75% due
                              6/11/2001 (g)                                                                     2,002
                      3,000   Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                              Corporation), VRDN, AMT, Series A, 3.75% due 9/01/2021 (f)                        3,000
                      6,000   Centerreach, New York, Middle Country Central School District, GO,
                              TAN, 4.75% due 6/29/2001                                                          6,006
                      8,000   Central Islip, New York, Union Free School District, GO, TAN,
                              5% due 6/29/2001                                                                  8,010
                      3,390   Chautauqua Lake, New York, Central School District, GO, 4% due
                              6/15/2001 (d)                                                                     3,401
                        502   Cobleskill-Richmondville Central School District, New York, GO,
                              Refunding, 5.30% due 6/15/2001 (d)                                                  503
                      2,000   Commack, New York, Union Free School District, GO, TAN, 5% due
                              6/28/2001                                                                         2,003
                      7,995   Eagle Tax-Exempt Trust, New York City, VRDN, Series 1994-C4, 3.45%
                              due 8/01/2003 (f)                                                                 7,995
                     29,700   Eagle Tax-Exempt Trust, New York State Electric and Gas, VRDN,
                              Series 943202, 3.45% due 4/01/2034 (f)                                           29,700
                     29,700   Eagle Tax-Exempt Trust, New York State Local Government, VRDN,
                              Series 943201, 3.45% due 4/01/2034 (f)                                           29,700
                     20,880   Eagle Tax-Exempt Trust, New York State Medical Care, VRDN,
                              Series 953201, 3.45% due 8/15/2024 (f)                                           20,880
                              Eagle Tax-Exempt Trust, New York, VRDN (f):
                     10,145     Series 2001-323, 3.48% due 4/01/2015                                           10,145
                     24,500     Series 983201, 3.45% due 4/01/2017                                             24,500
                      5,200   Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, VRDN,
                              Series 96C, 3.45% due 1/01/2005 (f)                                               5,200
                      6,806   Elma Marilla, New York, Iroquois Central School District, GO,
                              BAN, 4.50% due 12/14/2001                                                         6,815
                      1,775   Erie County, New York, IDA, Civic Facility Revenue Bonds (Claddagh
                              Commission Inc. Project), VRDN, 3.60% due 12/01/2015 (f)                          1,775
                     10,000   Farmingdale, New York, Union Free School District, GO, TAN,
                              5% due 6/28/2001                                                                 10,013
                      8,800   Fonda-Fultonville, New York, Central School District, GO, BAN,
                              4.75% due 7/27/2001                                                               8,811
                              Gainesville, New York, Letchworth Central School District,
                              GO, Refunding:
                      2,350     4.625% due 6/15/2001 (d)                                                        2,360
                      3,960     4.75% due 6/15/2001 (b)                                                         3,979
                              Gowanda, New York, Central School District, GO, BAN:
                      9,800     5% due 7/19/2001                                                                9,814
                      4,000     Refunding, 4.75% due 6/29/2001                                                  4,003


Portfolio Abbreviations for CMA New York Municipal Money Fund

AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
COP       Certificates of Participation
CP        Commercial Paper
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MSTR      Municipal Securities Trust Receipts
PCR       Pollution Control Revenue Bonds
RAN       Revenue Anticipation Notes
TAN       Tax Anticipation Notes
VRDN      Variable Rate Demand Notes



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                           (IN THOUSANDS)
                     Face
State               Amount                                  Issue                                            Value
New York            $ 3,325   Grand Central, New York, Business Improvement District, Capital Improvement,
(continued)                   Special Assessment Bonds (New York District Management Association, Inc.),
                              6.50% due 1/01/2002 (h)                                                      $    3,476
                      1,130   Hempstead Town, New York, GO, Refunding, Series A, 5% due 12/15/2001              1,140
                      9,000   Holland Patent, New York, Central School District, GO, Refunding,
                              BAN, 4.375% due 6/15/2001                                                         9,003
                      2,000   Islip, New York, GO, BAN, 5% due 6/22/2001                                        2,002
                     16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC
                              Project), VRDN, AMT, 3.50% due 12/01/2029 (f)                                    16,000
                              Jamestown, New York, City School District, GO, BAN:
                      9,925     5% due 7/19/2001                                                                9,939
                      9,975     Refunding, 4.75% due 4/12/2001                                                  9,976
                        441   Jordan-El Bridge, New York, Central School District, GO, Refunding,
                              Series A, 5.60% due 6/15/2001 (d)                                                   442
                     15,000   Levittown, New York, Union Free School District, GO, TAN, 5% due 6/20/2001       15,014
                              Long Island Power Authority, New York, Electric System Revenue Bonds:
                     49,800     CP, Series 4, Sub-Series 4, 2.85% due 4/04/2001                                49,800
                     25,200     VRDN, Sub-Series 5, 3.60% due 5/01/2033 (f)                                    25,200
                      6,883   Long Island Power Authority, New York, Electric System Revenue
                              Refunding Bonds, FLOATS, Series 339, 3.42% due 12/01/2026 (e)(f)                  6,883
                     10,900   Metropolitan Transportation Authority, New York, Revenue Bonds,
                              CP, Series A, 3% due 4/04/2001                                                   10,900
                      3,635   Metropolitan Transportation Authority, New York, Service Contract,
                              Commuter Facilities Revenue Bonds, 6% due 7/01/2001 (h)                           3,665
                              Metropolitan Transportation Authority, New York, Transit
                              Facilities Revenue Bonds, CP:
                     15,000     Series 1, Sub-Series B, 3.30% due 4/04/2001                                    15,000
                     47,000     Series 1, Sub-Series B, 3.35% due 4/05/2001                                    47,000
                     21,000     Series 1, Sub-Series B, 2.95% due 4/06/2001                                    21,000
                      5,000     Series 1, Sub-Series B, 3.05% due 4/06/2001                                     5,000
                     10,000     Series 1998, 3.20% due 6/27/2001                                               10,000
                     23,000     Series 1998-A, 3.20% due 4/05/2001                                             23,000
                     26,500     Series 1998-A, 3.15% due 6/28/2001                                             26,500
                      1,370   Middle Island, New York, Longwood Central School District, GO, 4.75% due
                              6/15/2001 (d)                                                                     1,376
                      2,395   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN,
                              3.75% due 1/01/2012 (f)                                                           2,395
                      2,755   Monroe County, New York, Public Improvement, GO, Refunding, 4.25% due
                              6/01/2001 (g)                                                                     2,762
                     18,000   Montgomery, New York, Valley Central School District, GO, BAN, 5% due
                              6/22/2001                                                                        18,017
                      8,000   Mount Morris, New York, Central School District, GO, Refunding, BAN, 4.75%
                              due 6/18/2001                                                                     8,006
                      1,400   Nassau County, New York, IDA, Civic Facility Revenue Refunding and
                              Improvement Bonds (Cold Spring Harbor), VRDN, 3.55% due 1/01/2034 (f)             1,400
                      8,711   New Lebanon, New York, Central School District, GO, BAN, 5.125% due
                              6/15/2001                                                                         8,719
                     14,240   New York City, New York, City Health and Hospital Corporation, Health System
                              Revenue Bonds, VRDN, Series A, 3.35% due 2/15/2026 (f)                           14,240
                              New York City, New York, City Housing Development Corporation, M/F Rental
                              Housing Revenue Bonds, VRDN, Series A (f):
                      8,950     (Carnegie Park), 3.30% due 11/15/2019 (c)                                       8,950
                      5,200     (Monterey), 3.30% due 11/15/2019 (c)                                            5,200
                     60,600     (One Columbus Place Development), AMT, 3.25% due 11/15/2028 (c)                60,600
                     13,200     (Tribeca Towers), AMT, 3.35% due 11/15/2019 (c)                                13,200
                     40,400     (West 43rd Street Development), AMT, 3.30% due 4/15/2029 (c)                   40,400
                     33,400     (West 89th Street Development), AMT, 3.35% due 11/15/2029                      33,400


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                           (IN THOUSANDS)
                     Face
State               Amount                                  Issue                                            Value
New York            $29,450   New York City, New York, City Housing Development Corporation, Residential
(continued)                   Mortgage Revenue Bonds (East 17th Street), VRDN, Series A, 3.40% due
                              1/01/2023 (f)                                                                $   29,450
                              New York City, New York, City Municipal Water Finance Authority, CP:
                     20,000     Series 1, 3.15% due 4/09/2001                                                  20,000
                      5,000     Series 3, 2.85% due 4/04/2001                                                   5,000
                      6,700     Series 4, 2.85% due 4/04/2001                                                   6,700
                     15,600     Series 4, 2.87% due 4/04/2001                                                  15,600
                      5,000     Series 5, 3% due 4/03/2001                                                      5,000
                              New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, MSTR, VRDN (e)(f):
                     49,100     SGB-25, 3.45% due 6/15/2023                                                    49,100
                     41,400     SGB-26, 3.45% due 6/15/2029                                                    41,400
                              New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Refunding Bonds, VRDN (f):
                     51,530     MSTR, Series SGB-27, 3.45% due 6/15/2024 (d)                                   51,530
                     30,475     Series A, 3.50% due 6/15/2025 (b)                                              30,475
                     28,400     Series G, 3.75% due 6/15/2024 (b)                                              28,400
                              New York City, New York, City Transitional Finance Authority Revenue Bonds,
                              Future Tax Secured:
                      3,000     Series A, 4.20% due 8/15/2001                                                   3,008
                      3,370     VRDN, Series A-1, 3.25% due 11/15/2022 (f)                                      3,370
                     34,905     VRDN, Series A-1, 3.25% due 11/15/2026 (f)                                     34,905
                     11,815     VRDN, Series A-1, 3.25% due 11/15/2028 (f)                                     11,815
                     25,000     VRDN, Series B, 3.50% due 2/01/2031 (f)                                        25,000
                     21,120     VRDN, Series C, 3.70% due 5/01/2028 (f)                                        21,120
                      5,900     VRDN, Sub-Series B-1, 3.60% due 11/01/2027 (f)                                  5,900
                              New York City, New York, City Trust Cultural Resource Revenue Bonds (a):
                      8,000     (American Museum of Natural History), Series B, 4.50% due 7/02/2001             8,000
                      1,300     FLOATS, Series 162, 3.42% due 7/01/2029 (f)                                     1,300
                      3,500     MSTR, VRDN, Series SGA-91, 3.65% due 7/01/2009 (f)                              3,500
                              New York City, New York, GO:
                      5,000     MSTR, VRDN, SGB-36, 3.42% due 6/01/2022 (a)(f)                                  5,000
                     21,315     RAN, Series A, 5% due 4/12/2001                                                21,321
                              New York City, New York, GO, Refunding (e):
                      3,500     CP, Series H, Sub-Series H-5, 3% due 4/03/2001                                  3,500
                      7,900     CP, Series H, Sub-Series H-5, 2.90% due 4/04/2001                               7,900
                     11,600     Series F, 4% due 8/01/2001                                                     11,630
                     27,700     VRDN, Series H, Sub-Series H-2, 3.60% due 8/01/2013 (e)(f)                     27,700
                     15,200     VRDN, Series H, Sub-Series H-3, 3.75% due 8/01/2019 (d)(f)                     15,200
                      5,500     VRDN, Series H, Sub-Series H-3, 3.60% due 8/01/2020 (d)(f)                      5,500
                      8,200     VRDN, Series H, Sub-Series H-3, 3.60% due 8/01/2021 (d)(f)                      8,200
                     29,100     VRDN, Series H, Sub-Series H-4, 3.30% due 8/01/2015 (a)(f)                     29,100
                     21,300     VRDN, Series H, Sub-Series H-6, 3.15% due 8/01/2012 (e)(f)                     21,300
                      1,500     VRDN, Sub-Series E-3, 3.65% due 8/01/2023 (f)                                   1,500
                      2,600     VRDN, Sub-Series E-4, 3.40% due 8/01/2021 (f)                                   2,600
                      3,800     VRDN, Sub-Series E-4, 3.40% due 8/01/2022 (f)                                   3,800
                      4,600     VRDN, Sub-Series E-5, 3.45% due 8/01/2015 (f)                                   4,600
                      5,150     VRDN, Sub-Series E-5, 3.45% due 8/01/2016 (f)                                   5,150
                      2,600     VRDN, Sub-Series E-5, 3.45% due 8/01/2017 (f)                                   2,600
                      1,000   New York City, New York, GO, Series H, 7% due 2/01/2002 (h)                       1,047
                      1,300   New York City, New York, GO, VRDN, Series B, 3.60% due 10/01/2022 (b)(f)          1,300


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                           (IN THOUSANDS)
                     Face
State               Amount                                  Issue                                            Value
New York                      New York City, New York, GO, VRDN (f):
(continued)         $ 3,200     Series B, Sub-Series B-3, 3.40% due 8/15/2004 (e)                          $    3,200
                      1,800     Series B, Sub-Series B-4, 3.40% due 8/15/2023 (e)                               1,800
                      2,200     Series B, Sub-Series B-6, 3.60% due 8/15/2005 (e)                               2,200
                        500     Series B, Sub-Series B-7, 3.40% due 8/15/2018 (a)                                 500
                      5,160     Series F-4, 3.25% due 2/15/2020                                                 5,160
                      3,100     Sub-Series A-4, 3.50% due 8/01/2022                                             3,100
                     16,550     Sub-Series A-4, 3.50% due 8/01/2023                                            16,550
                      1,000     Sub-Series A-5, 3.40% due 8/01/2015                                             1,000
                      1,600     Sub-Series A-5, 3.40% due 8/01/2016                                             1,600
                      3,585     Sub-Series A-8, 3.40% due 8/01/2018                                             3,585
                        450     Sub-Series A-10, 3.50% due 8/01/2016                                              450
                      2,400     Sub-Series B-2, 3.50% due 8/15/2018                                             2,400
                      1,350     Sub-Series B-2, 3.65% due 8/15/2019                                             1,350
                      8,860   New York State, COP (Commissioner General Services Executive Department),
                              3.875% due 9/01/2001                                                              8,879
                              New York State Convention Facilities, CP:
                     22,400     AMT, Series 1992, 3.20% due 4/11/2001                                          22,400
                     29,000     AMT, Series 1997, 3.20% due 4/11/2001                                          29,000
                     30,000     Series 1987-A, 3.15% due 4/11/2001                                             30,000
                              New York State Dormitory Authority, Revenue Bonds
                              (Memorial Sloan-Kettering), VRDN (f):
                      5,100     3.20% due 7/01/2026                                                             5,100
                      5,600     Series C, 3.20% due 7/01/2019                                                   5,600
                      2,700     Series D, 3.20% due 7/01/2019                                                   2,700
                              New York State Dormitory Authority, Revenue Refunding Bonds (Memorial
                              Sloan-Kettering), VRDN (f):
                     47,930     Series A, 3.40% due 7/01/2019                                                  47,930
                     38,510     Series B, 3.40% due 7/01/2019                                                  38,510
                      6,880   New York State Energy Research and Development Authority, Electric Facilities
                              Revenue Bonds (Long Island Lighting Company), VRDN, AMT, Series A, 3.35%
                              due 12/01/2027 (f)                                                                6,880
                              New York State Energy Research and Development Authority, Facilities Revenue
                              Refunding Bonds (Consolidated Edison Company), VRDN, AMT (f):
                     17,600     Series A-1, 3.40% due 5/01/2034                                                17,600
                     16,500     Series A-3, 3.60% due 5/01/2034                                                16,500
                              New York State Energy Research and Development Authority, PCR (Niagara
                              Mohawk Power Corporation Project), AMT, VRDN(f):
                     34,200     3.40% due 12/01/2023                                                           34,200
                     15,200     Series A, 3.45% due 12/01/2026                                                 15,200
                     49,395     Series B, 3.40% due 7/01/2027                                                  49,395
                              New York State Energy Research and Development Authority, PCR, Refunding (f):
                     23,700     (New York State Electric and Gas), VRDN, Series B, 3.45% due 2/01/2029         23,700
                     17,200     (New York State Electric and Gas), VRDN, Series D, 3.50% due 10/01/2029        17,200
                      3,550     (Niagara Mohawk Corporation Project), FLOATS, Series A, 3.55% due
                                3/01/2027                                                                       3,550
                      4,500     (Niagara Mohawk Power Corporation), VRDN, Series B, 3.40% due
                                12/01/2025                                                                      4,500
                      9,200     (Niagara Mohawk Power Corporation), VRDN, Series C, 3.40% due
                                12/01/2025                                                                      9,200
                     10,000   New York State Environmental Facilities Corporation, PCR (State Water
                              Revolving Fund), Series A, 7.25% due 6/15/2001 (h)                               10,284
                     27,600   New York State Environmental Facilities Corporation Revenue Bonds (Equity
                              Huntington Project), VRDN, AMT, 3.50% due 11/01/2014 (f)                         27,600



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)                                           (IN THOUSANDS)
                     Face
State               Amount                                  Issue                                            Value
New York                      New York State Environmental Quality Bonds, CP, Series 1997A:
(continued)         $36,400     2.80% due 4/04/2001                                                        $   36,400
                      7,900     2.80% due 4/04/2001                                                             7,900
                      7,200     3% due 4/06/2001                                                                7,200
                      7,200   New York State, Environmental Quality, GO, Series G, 4.30%
                              due 10/04/2001                                                                    7,200
                              New York State, GO:
                      1,800     Refunding, 7.50% due 11/15/2001                                                 1,849
                      9,805     Series B, 4.35% due 8/08/2001                                                   9,805
                              New York State, HFA, Revenue Bonds, VRDN, AMT, Series A (f):
                     25,000     (1501 Lexington Avenue) 3.40% due 11/01/2032                                   25,000
                      2,000     (East 84th Street), 3.40% due 11/01/2028                                        2,000
                     12,000     (Gethsemane Apartments), 3.35% due 5/15/2033                                   12,000
                      5,000     (Saxony Housing), 3.30% due 5/15/2030                                           5,000
                      1,000     (Talleyrand Crescent Housing), 3.20% due 11/01/2028                             1,000
                      6,600     (Tribeca), 3.35% due 11/15/2029 (c)                                             6,600
                     32,600     (Tribeca Pointe LLC), 3.30% due 5/15/2029 (c)                                  32,600
                      9,600     (Webster Avenue Housing), 3.40% due 11/01/2033                                  9,600
                     10,000     (Worth Street Housing), 3.30% due 11/01/2033                                   10,000
                              New York State Local Assistance Corporation Revenue Bonds:
                      2,165     Series A, 7% due 4/01/2001 (h)                                                  2,209
                      8,490     Series B, 7.25% due 4/01/2001 (h)                                               8,628
                     12,800     VRDN, Series A, 3.20% due 4/01/2022 (f)                                        12,800
                      4,200   New York State Local Government Assistance Corporation, Revenue
                              Refunding Bonds, MSTR, VRDN, Series SGA-59, 3.65% due 4/01/2019 (f)               4,200
                              New York State Local Government Assistance Corporation, VRDN (f):
                     17,680     Series C, 3.25% due 4/01/2025                                                  17,680
                     15,800     Series E, 3.15% due 4/01/2025                                                  15,800
                     18,500     Series F, 3.25% due 4/01/2025                                                  18,500
                      2,900     Series G, 3.15% due 4/01/2025                                                   2,900
                     67,300   New York State Power Authority, CP, Series 1, 4.35% due 4/10/2001                67,300
                              New York State Power Authority, Revenue and General Purpose Bonds:
                      8,775     4.001% due 9/04/2001                                                            8,775
                     32,040     4.30% due 9/04/2001                                                            32,040
                      4,135     GO, 4.30% due 9/04/2001                                                         4,135
                      2,010   New York State Power Authority, Revenue and General Purpose Refunding
                              Bonds, Series Z, 6.50% due 1/01/2002 (h)                                          2,095
                     10,000   New York State Power Authority Revenue Bonds, VRDN, Sub-Series 5, 3.35% due
                              11/15/2011 (f)                                                                   10,000
                      5,545   New York State Thruway Authority Revenue Bonds, VRDN, 3.40% due
                              1/01/2024 (b)(f)                                                                  5,545
                     13,390   New York State Urban Development Corporation Revenue Bonds, 7.50% due
                              4/01/2001 (h)                                                                    13,524
                      4,425   Northern Adirondack, New York, Ellenburg Central School District, GO, BAN,
                              5% due 7/06/2001                                                                  4,430
                        790   Northport-East Northport, New York, Union Free School District, GO, 5.375%
                              due 6/01/2001 (e)                                                                   791
                     11,000   Oceanside, New York, Union Free School District, GO, TAN, 5% due 6/28/2001       11,014
                        580   Onondaga County, New York, Water Authority, Water Revenue Bonds, Series A,
                              5% due 9/15/2001 (d)                                                                585
                      3,815   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties
                              Inc. Project), VRDN, Series A, 3.60% due 6/01/2024 (f)                            3,815
                      5,000   Peru, New York, Central School District, GO, BAN, 5% due 6/21/2001                5,003


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONCLUDED)                                           (IN THOUSANDS)
                     Face
State               Amount                                  Issue                                            Value
New York                      Port Authority of New York and New Jersey, Special Obligation Revenue
(concluded)                   Refunding Bonds (Versatile Structure Obligation), VRDN, AMT (f):
                    $25,000     Series 1R, 3.35% due 8/01/2028                                             $   25,000
                      7,100     Series 4, 3.45% due 4/01/2024                                                   7,100
                     14,650     Series 6, 3.45% due 12/01/2017                                                 14,650
                      8,506   Plattsburgh, New York, Central School District, GO, BAN, 5% due 6/18/2001         8,516
                      4,500   Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation Project),
                              VRDN, AMT, 3.50% due 1/01/2021 (f)                                                4,500
                     13,013   Rensselaer County, New York, GO, Refunding, BAN, Series A, 5% due 8/01/2001      13,034
                      4,000   Roslyn, New York, Union Free School District, GO, TAN, 5% due 6/28/2001           4,006
                      1,400   Shrub Oak, New York, Lakeland Central School District, GO, Refunding, BAN,
                              Series B, 4.75% due 11/21/2001                                                    1,403
                      6,000   South Country, New York, Brookhaven Central School District, GO, TAN, 5% due
                              6/26/2001                                                                         6,006
                      4,000   South Orangetown, New York, Central School District, GO, TAN, 5% due
                              6/29/2001                                                                         4,004
                              Suffolk County, New York, GO:
                      1,340     Series B, 4.25% due 8/15/2001 (a)                                               1,349
                     10,000     TAN, 4.50% due 8/14/2001                                                       10,018
                      5,000   Suffolk County, New York, Water Authority Revenue Bonds, VRDN, BAN, 3.25%
                              due 5/01/2005 (a)(f)                                                              5,000
                      9,850   Tioga, New York, Central School District, GO, BAN, 5% due 6/19/2001               9,859
                     29,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                              Bonds, BAN, Series A-1, 5% due 1/17/2002                                         29,475
                      9,075   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                              Refunding Bonds, VRDN, Series C, 3.25% due 1/01/2013 (a)(f)                       9,075
                              Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                              Refunding Bonds, VRDN (d)(f):
                     25,000     Series A, 3.25% due 1/01/2031                                                  25,000
                      3,200     Series C, 3.15% due 1/01/2031                                                   3,200
                     10,000     Series D, 3.15% due 1/01/2031                                                  10,000
                      9,950   Trumansburg, New York, Central School District, GO, BAN, 5.125% due
                              6/15/2001                                                                         9,959
                      9,500   Unadilla, New York, Central School District Number 002, GO, BAN, 4.30% due
                              6/29/2001                                                                         9,502
                      5,790   Union Endicott, New York, Central School District, GO, BAN, 3.25% due
                              1/17/2002                                                                         5,799
                     10,000   Waterloo, New York, Central School District, GO, BAN, 4.50% due 12/20/2001       10,010
                      5,000   Watkins Glen, New York, Central School District, GO, Refunding, BAN, 4.50%
                              due 6/19/2001                                                                     5,001
                      9,975   Weedsport, New York, Central School District, GO, BAN, 5% due 6/20/2001           9,983
                        500   Westchester County, New York, GO, Series D, 4.625% due 11/15/2001                   501
                     19,235   William Floyd Union Free School District, New York, Mastics-Moriches-Shirley,
                              GO, TAN, 4.75% due 6/29/2001                                                     19,251
                      5,000   Yonkers, New York, GO, RAN, Series A, 5% due 6/28/2001                            5,012

                              Total Investments (Cost--$2,504,077*)--99.2%                                  2,504,077
                              Other Assets Less Liabilities--0.8%                                              19,247
                                                                                                           ----------
                              Net Assets--100.0%                                                           $2,523,324
                                                                                                           ==========


(a)AMBAC Insured.
(b)FGIC Insured.
(c)FNMA Collateralized.
(d)FSA Insured.
(e)MBIA Insured.
(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2001.
(g)Escrowed to maturity.
(h)Prerefunded.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2001
Assets:
Investments, at value (identified cost--$2,504,077,323++)                                                $ 2,504,077,323
Cash                                                                                                              46,794
Interest receivable                                                                                           20,982,018
Prepaid registration fees and other assets                                                                       200,816
                                                                                                         ---------------
Total assets                                                                                               2,525,306,951
                                                                                                         ---------------

Liabilities:
Payables:
 Investment adviser                                                                    $      801,353
 Distributor                                                                                  761,610
 Dividends to shareholders                                                                        152          1,563,115
                                                                                      ---------------
Accrued expenses and other liabilities                                                                           419,731
                                                                                                         ---------------
Total liabilities                                                                                              1,982,846
                                                                                                         ---------------
Net Assets                                                                                               $ 2,523,324,105
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $   252,415,277
Paid-in capital in excess of par                                                                           2,271,546,189
Accumulated realized capital losses--net                                                                       (637,361)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 2,524,152,772 shares of
beneficial interest outstanding                                                                          $ 2,523,324,105
                                                                                                         ===============

++Cost for Federal income tax purposes was $2,504,077,325. As of March 31, 2001, net unrealized depreciation for Federal income tax purposes amounted to $2, all of which related to depreciated securities.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2001
Investment Income:
Interest and amortization of premium and discount earned                                                  $   88,242,678

Expenses:
Investment advisory fees                                                              $     9,110,896
Distribution fees                                                                           2,747,570
Accounting services                                                                           349,516
Transfer agent fees                                                                           222,892
Registration fees                                                                             116,219
Custodian fees                                                                                112,970
Professional fees                                                                              71,833
Printing and shareholder reports                                                               55,360
Pricing fees                                                                                   18,528
Trustees' fees and expenses                                                                    11,887
Other                                                                                          20,466
                                                                                      ---------------
Total expenses                                                                                                12,838,137
                                                                                                         ---------------
Investment income--net                                                                                        75,404,541
Realized Loss on Investments--Net                                                                               (26,958)
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    75,377,583
                                                                                                         ===============


See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                         2001                 2000
Operations:
Investment income--net                                                                $    75,404,541    $    51,480,543
Realized gain (loss) on investments--net                                                     (26,958)              6,818
                                                                                      ---------------    ---------------
Net increase in net assets resulting from operations                                       75,377,583         51,487,361
                                                                                      ---------------    ---------------
Dividends to Shareholders:
Dividends to shareholders from investment income--net                                    (75,404,541)       (51,480,543)
                                                                                      ---------------    ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares                                                        8,175,269,609      6,905,237,993
Value of shares issued to shareholders in reinvestment of dividends                        75,405,393         51,479,862
                                                                                      ---------------    ---------------
                                                                                        8,250,675,002      6,956,717,855
Cost of shares redeemed                                                               (7,904,506,853)    (6,606,261,721)
                                                                                      ---------------    ---------------
Net increase in net assets derived from beneficial interest transactions                  346,168,149        350,456,134
                                                                                      ---------------    ---------------
Net Assets:
Total increase in net assets                                                              346,141,191        350,462,952
Beginning of year                                                                       2,177,182,914      1,826,719,962
                                                                                      ---------------    ---------------
End of year                                                                           $ 2,523,324,105    $ 2,177,182,914
                                                                                      ===============    ===============


See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived
from information provided in the financial statements.                      For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                       2001       2000          1999         1998         1997
Per Share Operating Performance:
Net asset value, beginning of year                        $    1.00    $    1.00    $    1.00    $    1.00     $    1.00
                                                          ---------    ---------    ---------    ---------     ---------
Investment income--net                                          .03          .03          .03          .03           .03
Realized gain (loss) on investments--net                       --++         --++         --++         --++          --++
                                                          ---------    ---------    ---------    ---------     ---------
Total from investment operations                                .03          .03          .03          .03           .03
                                                          ---------    ---------    ---------    ---------     ---------
Less dividends from investment income--net                    (.03)        (.03)        (.03)        (.03)         (.03)
                                                          ---------    ---------    ---------    ---------     ---------
Net asset value, end of year                              $    1.00    $    1.00    $    1.00    $    1.00     $    1.00
                                                          =========    =========    =========    =========     =========
Total Investment Return                                       3.49%        2.86%        2.79%        3.09%         2.94%
                                                          =========    =========    =========    =========     =========
Ratios to Average Net Assets:
Expenses                                                       .58%         .58%         .61%         .61%          .63%
                                                          =========    =========    =========    =========     =========
Investment income--net                                        3.42%        2.83%        2.74%        3.04%         2.88%
                                                          =========    =========    =========    =========     =========
Supplemental Data:
Net assets, end of year (in thousands)                   $2,523,324   $2,177,183   $1,826,720   $1,556,021    $1,236,322
                                                          =========    =========    =========    =========     =========

++Amount is less than $.01 per share.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.


CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $218,680 for these services. As of January 1, 2001, accounting services are provided to the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 2001, the Fund had a net capital loss carryforward of approximately $637,000, of which $293,000 expires in 2002, $304,000 expires in 2003, $2,000 expires in 2004, $11,000 expires in 2006 and $27,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains. Expired capital loss carryforward in the amount of $110,786 was reclassified to paid-in capital in excess of par.



CMA NEW YORK MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA New York Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Princeton, New Jersey
May 4, 2001



CMA NEW YORK MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 2001 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.




CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Phillip S. Gillespie--Secretary

Arthur Zeikel, Trustee of CMA New York Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes
Mr. Zeikel well in his retirement.

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*


*For inquiries regarding your CMA account, call (800) CMA-INFO
[(800) 262-4636].